Income taxes - Disclosure of Income Tax Expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Current income tax expense
Current income tax expense in respect of the current year	$ 386,773,000	$ 337,331,000
Current income tax expense relating to changes in tax laws	11,400,000	0
Adjustments recognized in the current year in relation to the income tax expense of prior years	(8,357,000)	(15,526,000)
Total current income tax expense	389,816,000	321,805,000
Deferred income tax expense
Deferred income tax expense relating to the origination and reversal of temporary differences	2,617,000	70,641,000
Deferred income tax expense relating to changes in tax rates	(42,437,000)	2,575,000
Adjustments recognized in the current year in relation to the deferred income tax expense of prior years	0	2,115,000
Recognition of previously unrecognized temporary differences	(1,418,000)	(14,434,000)
Total deferred income tax expense	(41,238,000)	60,897,000
Total income tax expense	$ 348,578,000	$ 382,702,000